UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

November 30, 2009
unaudited

Common stocks — 89.61%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.29%
Microsoft Corp.	193,445,100	$5,689,220
Google Inc., Class A1	8,132,500	4,741,248
Oracle Corp.	179,049,376	3,953,410
Apple Inc.1	14,975,000	2,993,652
Cisco Systems, Inc.1	110,870,000	2,594,358
Corning Inc.2	77,858,846	1,298,686
QUALCOMM Inc.	26,910,194	1,210,959
Yahoo! Inc.1,2	79,922,100	1,196,434
EMC Corp.1	57,000,000	959,310
Hewlett-Packard Co.	17,965,000	881,363
International Business Machines Corp.	6,660,000	841,491
SAP AG	14,828,806	707,873
SAP AG (ADR)	2,715,000	129,967
Applied Materials, Inc.	60,640,000	746,478
Intel Corp.	34,251,800	657,635
Accenture PLC, Class A	15,878,000	651,633
Paychex, Inc.2	20,241,400	634,568
Texas Instruments Inc.	24,399,000	617,051
Intuit Inc.1,2	20,800,000	607,568
Linear Technology Corp.2	19,850,000	535,354
Automatic Data Processing, Inc.	9,695,000	421,248
KLA-Tencor Corp.2	12,940,000	404,246
Xilinx, Inc.2	17,155,300	388,396
Juniper Networks, Inc.1	10,000,000	261,300
Flextronics International Ltd.1	36,705,464	259,508
ASML Holding NV (New York registered)	4,977,778	154,261
ASML Holding NV	2,440,000	74,894
Fidelity National Information Services, Inc.	9,429,999	213,118
Samsung Electronics Co. Ltd.	338,000	209,000
Nokia Corp. (ADR)	13,089,474	173,566
Nokia Corp.	2,500,000	32,892
Canon, Inc.	3,930,000	151,785
Analog Devices, Inc.	5,000,000	149,950
Tyco Electronics Ltd.	6,363,000	147,685
Affiliated Computer Services, Inc., Class A1	2,004,162	110,630
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,638,859	68,978
Taiwan Semiconductor Manufacturing Co. Ltd.	21,627,067	41,012
Maxim Integrated Products, Inc.	4,470,000	78,672
Quanta Computer Inc.	36,360,258	73,352
Hirose Electric Co., Ltd.	678,400	71,916
Motorola, Inc.	8,225,000	65,882
Lender Processing Services, Inc.	1,550,000	64,759
Micron Technology, Inc.1	8,600,000	64,672
Comverse Technology, Inc.1	6,000,000	52,800
Microchip Technology Inc.	1,818,000	47,723
Konica Minolta Holdings, Inc.	4,592,000	42,394
Advanced Micro Devices, Inc.1	3,800,000	26,638
Lam Research Corp.1	620,133	21,078
Western Union Co.	890,000	16,421
HTC Corp.	1,365,000	15,463
ProAct Holdings, LLC1,3,4	6,500,000	—
		35,552,497

HEALTH CARE — 11.34%
Medtronic, Inc.	42,325,000	1,796,273
Roche Holding AG	9,905,000	1,620,262
Merck & Co., Inc.	40,180,191	1,454,925
Teva Pharmaceutical Industries Ltd. (ADR)	26,989,307	1,424,766
Gilead Sciences, Inc.1	29,604,300	1,363,278
Celgene Corp.1	13,800,000	765,210
Eli Lilly and Co.	20,340,000	747,088
Amgen Inc.1	10,078,900	567,946
Zimmer Holdings, Inc.1	9,270,000	548,506
Intuitive Surgical, Inc.1	1,896,730	532,109
Biogen Idec Inc.1	10,200,000	478,788
Abbott Laboratories	8,700,000	474,063
Stryker Corp.	9,125,000	459,900
UnitedHealth Group Inc.	15,756,000	451,725
Vertex Pharmaceuticals Inc.1,2	11,583,000	449,652
Aetna Inc.	14,820,000	431,410
St. Jude Medical, Inc.1	10,625,000	390,044
Hospira, Inc.1	7,750,000	363,862
Boston Scientific Corp.1	41,872,131	350,470
Allergan, Inc.	5,940,000	345,292
Novartis AG	6,210,000	344,691
Baxter International Inc.	6,300,000	343,665
Novo Nordisk A/S, Class B	4,527,400	303,525
McKesson Corp.	4,500,000	279,090
Johnson & Johnson	3,050,000	191,662
ResMed Inc.1	3,640,500	183,008
Covance Inc.1	3,150,000	167,296
Covidien PLC	3,259,037	152,588
Thermo Fisher Scientific Inc.1	1,900,000	89,737
Illumina, Inc.1	2,950,000	85,314
Pharmaceutical Product Development, Inc.	2,280,000	48,883
Nobel Biocare Holding AG	1,300,302	38,644
Hologic, Inc.1	1,666,000	24,107
Abraxis BioScience, Inc.1	550,000	18,408
Affymetrix, Inc.1	146,520	694
Fresenius SE1	1,176,253	447
		17,287,328

FINANCIALS — 10.35%
JPMorgan Chase & Co.	43,975,000	1,868,498
Bank of America Corp.	98,674,655	1,563,993
Wells Fargo & Co.	50,278,800	1,409,818
Berkshire Hathaway Inc., Class A1	13,521	1,360,213
Bank of New York Mellon Corp.	30,913,100	823,525
Credit Suisse Group AG	15,208,000	787,352
Banco Bradesco SA, preferred nominative (ADR)	34,767,792	736,730
Deutsche Bank AG	9,410,000	678,387
PNC Financial Services Group, Inc.	10,296,602	587,009
Citigroup Inc.	141,776,924	582,703
Industrial and Commercial Bank of China Ltd., Class H	617,493,000	521,915
CME Group Inc., Class A	1,350,000	443,110
Northern Trust Corp.	8,891,000	440,104
Goldman Sachs Group, Inc.	2,500,000	424,150
IntercontinentalExchange, Inc.1	3,650,000	389,783
Aon Corp.	10,015,742	387,910
UBS AG1	19,754,666	306,430
Housing Development Finance Corp. Ltd.	4,480,000	266,962
ACE Ltd.	4,865,000	236,974
Marsh & McLennan Companies, Inc.	10,500,000	236,775
Banco Santander, SA	12,675,000	216,962
Fifth Third Bancorp	20,000,000	201,600
People’s United Financial, Inc.	11,130,000	181,308
State Street Corp.	4,042,700	166,964
AMP Ltd.	21,479,608	121,301
New York Community Bancorp, Inc.	10,000,000	116,900
Onex Corp.	5,200,000	114,625
Franklin Resources, Inc.	1,000,000	108,030
Capital One Financial Corp.	2,200,000	84,392
Discover Financial Services	4,834,900	74,748
AXIS Capital Holdings Ltd.	2,000,000	55,980
T. Rowe Price Group, Inc.	1,112,678	54,443
Marshall & Ilsley Corp.	7,399,998	42,550
Zions Bancorporation	3,200,000	42,080
First Horizon National Corp.1	2,955,749	40,050
Willis Group Holdings Ltd.	1,210,000	32,851
Genworth Financial, Inc., Class A1	2,775,000	29,887
Bank of Ireland1	10,000,000	24,153
Washington Mutual, Inc.1	24,571,428	2,629
		15,763,794

ENERGY — 9.79%
Suncor Energy Inc. (CAD denominated)	46,610,366	1,672,695
Suncor Energy Inc.	5,360,000	194,086
Schlumberger Ltd.	26,204,400	1,674,199
Devon Energy Corp.	14,524,600	978,232
Occidental Petroleum Corp.	11,830,000	955,746
Halliburton Co.	27,525,000	808,134
EOG Resources, Inc.	8,335,237	720,915
Baker Hughes Inc.2	15,778,178	642,803
Canadian Natural Resources, Ltd.	9,445,000	630,233
Apache Corp.	5,860,000	558,341
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	10,430,200	534,861
CONSOL Energy Inc.2,3	7,400,000	339,808
CONSOL Energy Inc.2	3,456,400	158,718
Diamond Offshore Drilling, Inc.	4,650,000	462,861
Noble Energy, Inc.	6,859,000	447,550
Cameco Corp. (CAD denominated)	7,616,800	218,674
Cameco Corp.	5,257,000	151,402
Smith International, Inc.2	12,697,098	345,107
Nexen Inc.	14,489,165	340,655
FMC Technologies, Inc.1	6,000,000	326,820
Petrohawk Energy Corp.1	11,730,000	262,048
BG Group PLC	14,450,000	261,803
Murphy Oil Corp.	4,318,000	243,492
Tenaris SA (ADR)	5,760,000	227,289
ConocoPhillips	3,982,100	206,153
Chevron Corp.	2,450,000	191,198
Transocean Ltd.1	2,186,041	186,666
Imperial Oil Ltd.	4,522,754	173,655
Pioneer Natural Resources Co.	3,805,000	157,337
BJ Services Co.	8,102,000	152,155
Exxon Mobil Corp.	1,900,000	142,633
OAO Gazprom (ADR)	5,736,200	130,326
Peabody Energy Corp.	2,830,000	125,822
Arch Coal, Inc.	5,089,568	106,168
Saipem SpA, Class S	3,200,000	102,830
Hess Corp.	1,330,000	77,087
Patriot Coal Corp.1	3,316,000	40,621
		14,949,123

CONSUMER DISCRETIONARY — 8.55%
Time Warner Inc.	30,781,767	945,616
Time Warner Inc.5	17,187,433	490,701
McDonald’s Corp.	18,088,000	1,144,066
News Corp., Class A	90,260,800	1,034,389
Target Corp.	19,102,100	889,394
Johnson Controls, Inc.	30,292,800	819,420
Time Warner Cable Inc.1,2	18,152,120	760,392
NIKE, Inc., Class B	11,620,000	754,022
Comcast Corp., Class A	36,615,000	537,142
Comcast Corp., Class A, special nonvoting shares	11,965,000	165,237
Lowe’s Companies, Inc.	31,231,800	681,165
Carnival Corp., units1	19,386,786	620,959
YUM! Brands, Inc.	16,606,000	585,693
Best Buy Co., Inc.	13,556,875	580,641
Starbucks Corp.1	14,000,000	306,600
Omnicom Group Inc.	7,352,196	269,973
Las Vegas Sands Corp.1	16,717,500	256,112
Shaw Communications Inc., Class B, nonvoting	10,000,000	193,200
NVR, Inc.1	285,000	191,848
Li & Fung Ltd.	46,586,000	187,558
CarMax, Inc.1	9,185,000	182,598
Magna International Inc., Class A	3,747,100	181,285
Harman International Industries, Inc.2	4,277,800	160,888
Wynn Resorts, Ltd.1	2,185,000	141,020
Amazon.com, Inc.1	1,000,000	135,910
DreamWorks Animation SKG, Inc., Class A1	3,900,000	130,533
Nikon Corp.	6,856,000	124,047
Toyota Motor Corp.	2,730,000	108,921
Harley-Davidson, Inc.	3,109,500	90,611
MGM Mirage, Inc.1	8,000,000	84,560
SEGA SAMMY HOLDINGS INC.	4,700,000	59,636
Brinker International, Inc.	3,500,000	48,300
Kohl’s Corp.1	900,000	47,826
Weight Watchers International, Inc.	1,440,000	39,859
D.R. Horton, Inc.	3,580,000	36,802
Chipotle Mexican Grill, Inc., Class B1	425,000	35,322
		13,022,246

MATERIALS — 7.23%
Barrick Gold Corp.	42,600,000	1,818,594
Syngenta AG	4,623,929	1,225,958
Newmont Mining Corp.	17,648,000	946,639
Monsanto Co.	11,539,400	931,806
Rio Tinto PLC	16,963,764	860,461
BHP Billiton PLC (ADR)	7,885,000	488,397
BHP Billiton PLC	9,290,000	283,450
CRH PLC	29,281,323	737,109
Potash Corp. of Saskatchewan Inc.	6,354,800	714,406
Freeport-McMoRan Copper & Gold Inc.1	7,299,600	604,407
Praxair, Inc.	6,100,502	500,424
Xstrata PLC1	27,000,000	474,104
Sigma-Aldrich Corp.2	6,155,000	328,308
Vale SA, ordinary nominative (ADR)	9,000,000	258,030
Vale SA, Class A, preferred nominative (ADR)	300,000	7,350
Cliffs Natural Resources Inc.	4,000,000	176,240
Ecolab Inc.	3,688,070	165,631
United States Steel Corp.	3,503,200	156,453
Nucor Corp.	3,000,000	127,230
Vulcan Materials Co.	2,479,934	120,227
AK Steel Holding Corp.	1,940,881	38,818
Kuraray Co., Ltd.	2,290,000	27,596
Akzo Nobel NV	412,000	26,102
		11,017,740

INDUSTRIALS — 6.73%
United Parcel Service, Inc., Class B	20,188,500	1,160,233
Union Pacific Corp.	16,653,400	1,053,494
Boeing Co.	16,842,598	882,720
General Dynamics Corp.	12,481,400	822,524
United Technologies Corp.	11,375,000	764,855
Burlington Northern Santa Fe Corp.	5,960,000	585,868
CSX Corp.	11,403,310	541,429
First Solar, Inc.1	4,229,800	503,811
Lockheed Martin Corp.	5,630,000	434,805
Norfolk Southern Corp.	7,651,300	393,277
Precision Castparts Corp.	3,315,000	343,699
Southwest Airlines Co.	33,889,000	311,779
FedEx Corp.	3,500,000	295,575
Raytheon Co.	4,700,000	242,191
Iron Mountain Inc.1	10,040,000	240,960
General Electric Co.	15,000,000	240,300
Caterpillar Inc.	4,000,000	233,560
Tyco International Ltd.	6,363,000	228,241
Northrop Grumman Corp.	3,182,000	174,374
URS Corp.1	4,020,000	167,031
Roper Industries, Inc.	3,000,000	156,120
KBR, Inc.	6,575,289	122,498
Joy Global Inc.	2,238,600	119,855
Continental Airlines, Inc., Class B1	6,885,000	98,180
AMR Corp.1	12,700,000	76,708
3M Co.	881,900	68,294
Robert Half International Inc.	1,586,010	35,416
Monster Worldwide, Inc.1	1,114,500	16,283
		10,314,080

CONSUMER STAPLES — 5.98%
Coca-Cola Co.	38,155,000	2,182,466
Philip Morris International Inc.	35,546,700	1,709,441
Colgate-Palmolive Co.	15,964,400	1,344,043
PepsiCo, Inc.	11,500,000	715,530
Avon Products, Inc.	19,125,000	655,031
Wal-Mart Stores, Inc.	6,940,000	378,577
Altria Group, Inc.	16,336,700	307,293
Kerry Group PLC, Class A2	8,965,824	265,540
Molson Coors Brewing Co., Class B	5,373,000	242,913
Pernod Ricard SA	2,818,035	240,086
Clorox Co.	2,750,000	165,743
Shoppers Drug Mart Corp.	3,725,000	152,443
L’Oréal SA	1,300,000	140,926
Diageo PLC	7,750,000	130,484
Sysco Corp.	4,450,000	120,328
Safeway Inc.	5,000,000	112,500
Procter & Gamble Co.	1,760,000	109,736
General Mills, Inc.	1,235,000	83,980
Whole Foods Market, Inc.1	2,159,600	55,394
		9,112,454

TELECOMMUNICATION SERVICES — 1.16%
América Móvil, SAB de CV, Series L (ADR)	16,232,028	785,306
SOFTBANK CORP.	13,700,000	328,914
Qwest Communications International Inc.	56,418,000	205,926
Telefónica, SA	6,735,000	193,186
Vodafone Group PLC	75,000,000	168,900
Telephone and Data Systems, Inc., special common shares	2,303,100	66,214
Sprint Nextel Corp., Series 11	9,195,000	34,113
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		1,782,559

UTILITIES — 0.71%
Edison International	9,750,000	331,987
NRG Energy, Inc.1	9,300,000	222,642
Exelon Corp.	4,100,000	197,538
Allegheny Energy, Inc.	8,450,000	185,731
RRI Energy, Inc.1	17,302,000	85,126
Dynegy Inc., Class A1	21,020,000	38,046
Wisconsin Energy Corp.	448,197	20,214
		1,081,284

MISCELLANEOUS — 4.48%
Other common stocks in initial period of acquisition		6,854,214

Total common stocks (cost: $122,038,371,000)		136,737,319

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	990

Total preferred stocks (cost: $21,000,000)		990

		Value
Warrants — 0.00%	Shares	(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,3,4	2,857,142	—

Total warrants (cost: $10,949,000)		—

Convertible securities — 0.04%

CONSUMER DISCRETIONARY — 0.01%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	99,040	$12,380

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		53,500

Total convertible securities (cost: $46,248,000)		65,880

	Principal amount
Bonds & notes — 0.11%	(000)

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
International Bank for Reconstruction and Development 0.231% 20106	$85,000	85,035

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.03%
Fannie Mae 2.50% 2010	50,000	50,405

CONSUMER DISCRETIONARY — 0.02%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	20,700	19,924
MGM MIRAGE 13.00% 2013	4,125	4,697
		24,621

Total bonds & notes (cost: $154,525,000)		160,061

Short-term securities — 10.32%

Freddie Mac 0.11%–1.01% due 12/1/2009–10/25/2010	5,701,215	5,698,852
Fannie Mae 0.13%–0.70% due 12/1/2009–11/4/2010	3,282,438	3,279,100
U.S. Treasury Bills 0.204%–0.521% due 12/3/2009–11/18/2010	2,383,700	2,381,107
Federal Home Loan Bank 0.15%–1.12% due 12/1/2009–10/19/2010	769,585	769,323
Federal Home Loan Bank 0.925% due 12/22/20096	50,000	49,996
International Bank for Reconstruction and Development 0.11%–1.30% due 12/4/2009–4/20/2010	709,800	709,651
Straight-A Funding LLC 0.19%–0.21% due 1/6–2/3/20107	398,413	398,317
Federal Farm Credit Banks 0.34%–0.93% due 12/22/2009–11/1/2010	395,000	394,380
Bank of America Corp. 0.30%–0.37% due 1/15–3/17/2010	298,700	298,528
Ranger Funding Co. LLC 0.23% due 1/19/20107	50,043	50,026
JPMorgan Chase Funding Inc. 0.16%–0.23% due 12/18/2009–3/18/20107	242,100	241,981
Park Avenue Receivables Co., LLC 0.17% due 12/4/20097	44,800	44,799
General Electric Capital Corp. 0.20% due 1/22/2010	100,000	99,962
General Electric Co. 0.18% due 12/30/2009	75,000	74,989
General Electric Capital Services, Inc. 0.15%–0.17% due 12/31/2009–2/18/2010	56,200	56,186
Coca-Cola Co. 0.15%–0.25% due 12/11/2009–2/16/20107	222,350	222,282
Johnson & Johnson 0.20%–0.28% due 5/24–8/16/20107	132,000	131,733
E.I. duPont de Nemours and Co. 0.35%–0.43% due 6/15–6/29/20107	130,000	129,695
Abbott Laboratories 0.12%–0.21% due 12/1–12/28/20097	127,000	126,988
Honeywell International Inc. 0.12%–0.20% due 12/8–12/15/20097	101,300	101,294
Paccar Financial Corp. 0.18%–0.19% due 1/14–1/19/2010	85,900	85,875
NetJets Inc. 0.14%–0.15% due 12/21/2009–1/5/20107	79,000	78,987
Merck & Co. Inc. 0.14% due 12/14/20097	59,300	59,297
Wal-Mart Stores Inc. 0.13% due 12/7/20097	50,000	49,999
Yale University 0.26%–0.28% due 12/4/2009–1/11/2010	46,650	46,645
Medtronic Inc. 0.17% due 2/26/20107	43,400	43,374
Procter & Gamble International Funding S.C.A. 0.23% due 1/13/20107	33,500	33,493
Private Export Funding Corp. 0.29% due 4/14/20107	32,200	32,173
Harvard University 0.14% due 2/3/2010	28,283	28,275
Microsoft Corp. 0.16% due 4/14/20107	26,900	26,877

Total short-term securities (cost: $15,738,255,000)		15,744,184

Total investment securities (cost: $138,009,348,000)		152,708,434
Other assets less liabilities		(124,615)

Net assets		$152,583,819

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$339,808	.22%
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	990	—
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	10,949	—	—
ProAct Holdings, LLC	1/4/2005	162	—	—

Total restricted securities		$99,895	$340,798	.22%

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $990,000, which represented less than .01% of the net assets of the fund.
5This security has been authorized but has not yet been issued.
6Coupon rate may change periodically.
7Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,771,315,000, which represented 1.16% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/09 (000)

Corning Inc.	77,858,846	—	—	77,858,846	$3,893	$1,298,686
Yahoo! Inc.	84,601,100	250,000	4,929,000	79,922,100	—	1,196,434
Time Warner Cable Inc.	16,202,120	1,950,000	—	18,152,120	—	760,392
Baker Hughes Inc.	14,116,178	2,825,000	1,163,000	15,778,178	2,525	642,803
Paychex, Inc.	20,241,400	—	—	20,241,400	6,275	634,568
Intuit Inc.	20,800,000	—	—	20,800,000	—	607,568
Linear Technology Corp.	19,850,000	—	—	19,850,000	4,367	535,354
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	740	339,808
CONSOL Energy Inc.	3,456,400	—	—	3,456,400	346	158,718
Vertex Pharmaceuticals Inc.	11,253,000	330,000	—	11,583,000	—	449,652
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	1,941	404,246
Xilinx, Inc.	17,400,000	—	244,700	17,155,300	2,745	388,396
Smith International, Inc.	10,857,098	1,840,000	—	12,697,098	1,303	345,107
Sigma-Aldrich Corp.	6,155,000	—	—	6,155,000	892	328,308
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	1,030	265,540
Harman International Industries, Inc.	4,277,800	—	—	4,277,800	—	160,888
Avon Products, Inc.*	21,875,000	—	2,750,000	19,125,000	4,016	—
BJ Services Co.*	14,641,200	8,102,000	14,641,200	8,102,000	—	—
Johnson Controls, Inc.*	30,792,800	—	500,000	30,292,800	4,003	—
Johnson Controls, Inc. 11.50%
convertible preferred 2012, units*	99,040	—	—	99,040	142	—
Qwest Communications International Inc.*	96,418,000	—	40,000,000	56,418,000	8,196	—
Trimble Navigation Ltd.*	6,047,200	—	6,047,200	—	—	—
					$42,414	$8,516,468
*Unaffiliated issuer at 11/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$35,552,497	$—	$—	$35,552,497
Health care	17,287,328	—	—	17,287,328
Financials	15,763,794	—	—	15,763,794
Energy	14,949,123	—	—	14,949,123
Consumer discretionary	13,022,246	—	—	13,022,246
Materials	11,017,740	—	—	11,017,740
Industrials	10,314,080	—	—	10,314,080
Consumer staples	9,112,454	—	—	9,112,454
Telecommunication services	1,782,559	—	—	1,782,559
Utilities	1,081,284	—	—	1,081,284
Miscellaneous	6,854,214	—	—	6,854,214
Preferred stocks	—	—	990	990
Convertible securities	12,380	53,500	—	65,880
Bonds & notes	—	160,061	—	160,061
Short-term securities	—	15,744,184	—	15,744,184
Total	$136,749,699	$15,957,745	$990	$152,708,434

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended November 30, 2009 (dollars in thousands):

	Beginning value at 9/1/2009	Net unrealized appreciation	Net sales	Ending value at 11/30/2009

Investment securities	$847	$21,148	$(21,005)	$990

Net unrealized appreciation during the period on Level 3 investment securities held at November 30, 2009 (dollars in thousands):				$541

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,261,496
Gross unrealized depreciation on investment securities	(10,000,479)
Net unrealized appreciation on investment securities	14,261,017
Cost of investment securities for federal income tax purposes	138,447,417

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-0110O-S21480

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2010